GOODWILL	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL

We assessed the realizability of goodwill during the fourth quarter of 2014 and determined that the fair value of each reporting unit exceeded its carrying value.  Therefore, the second step of the impairment test that measures the amount of an impairment loss by comparing the implied fair market value with the carrying amount of goodwill for each reporting unit was not required.  There was no impairment of goodwill during the years ended December 31, 2014, 2013 and 2012.

The changes in the carrying amount of goodwill for the years ended December 31 were as follows:

	2014	2013
Balance at beginning of year	$102,718	$97,961
Goodwill acquired during year (note 6 and 7)	8,697	2,061
Foreign currency translation adjustments	(7,449)	2,696
	$103,966	$102,718

OEM Solutions	80,699	87,356
Enterprise Solutions	23,267	15,362
	$103,966	$102,718